Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.97%	2.05%
Net Unrealized Appreciation/(Depreciation)	$ 3,257,288	$ 8,377,796
Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.60%	1.19%
Net Unrealized Appreciation/(Depreciation)	2,000,737	4,845,533
Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.37%	0.86%
Net Unrealized Appreciation/(Depreciation)	1,256,551	3,532,263
Long Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	1.11%	1.14%
Net Unrealized Appreciation/(Depreciation)	3,709,758	4,645,375
Long Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.42%	0.06%
Net Unrealized Appreciation/(Depreciation)	1,402,416	238,613
Long Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.30%)	0.21%
Net Unrealized Appreciation/(Depreciation)	(996,610)	864,700
Long Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.39%	0.99%
Net Unrealized Appreciation/(Depreciation)	1,304,590	4,053,620
Long Contracts [Member] | 2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.03%	0.05%
Net Unrealized Appreciation/(Depreciation)	110,717	196,204
Long Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.01%	0.10%
Net Unrealized Appreciation/(Depreciation)	17,273	406,950
Long Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.03%)	0.09%
Net Unrealized Appreciation/(Depreciation)	(99,844)	383,375
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.01%)	0.02%
Net Unrealized Appreciation/(Depreciation)	(30,375)	98,188
Long Contracts [Member] | Other Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.39%	0.73%
Net Unrealized Appreciation/(Depreciation)	1,306,819	2,968,903
Long Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.04%)
Net Unrealized Appreciation/(Depreciation)	(149,420)
Long Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.09%	(0.14%)
Net Unrealized Appreciation/(Depreciation)	293,489	(574,718)
Long Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.01%	0.03%
Net Unrealized Appreciation/(Depreciation)	26,112	100,093
Long Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.54%	(0.01%)
Net Unrealized Appreciation/(Depreciation)	1,829,181	(36,933)
Long Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.05%)	(0.03%)
Net Unrealized Appreciation/(Depreciation)	(153,212)	(124,989)
Short Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.51%)	0.05%
Net Unrealized Appreciation/(Depreciation)	(1,709,021)	200,158
Short Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.51%)	0.10%
Net Unrealized Appreciation/(Depreciation)	(1,699,188)	394,145
Short Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.22%	(0.75%)
Net Unrealized Appreciation/(Depreciation)	720,496	(3,070,466)
Short Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.00%	0.00%
Net Unrealized Appreciation/(Depreciation)	2,288	(12,800)
Short Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.00%	0.01%
Net Unrealized Appreciation/(Depreciation)	(7,380)	56,550
Short Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.24%)	0.20%
Net Unrealized Appreciation/(Depreciation)	(816,189)	829,705
Short Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.05%	0.59%
Net Unrealized Appreciation/(Depreciation)	177,792	2,427,715
Short Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.03%)	(0.10%)
Net Unrealized Appreciation/(Depreciation)	(86,840)	(424,691)
Short Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.42%	0.89%
Net Unrealized Appreciation/(Depreciation)	$ 1,409,763	$ 3,657,252